Schedule of taxes payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
GST taxes payable	$ 260,243	$ 192,956
Income taxes payable	2,801	15,699
Totals	$ 263,044	$ 208,655